CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating Activities:
Net loss	$ (2)	$ (20)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	31	31
Deferred income taxes	(3)	2
Noncash restructuring and impairment charges	2	0
Noncash (gain) loss on foreign currency transactions	(2)	3
Other, net	1	1
Changes in operating assets and liabilities:
Accounts receivable	(122)	(50)
Inventories	(1)	(7)
Prepaid expenses	(4)	5
Other current assets	(1)	2
Other noncurrent assets	(2)	(20)
Accounts payable	36	47
Accrued liabilities	(18)	(16)
Other noncurrent liabilities	(1)	7
Net cash used in operating activities	(86)	(15)
Investing Activities:
Capital expenditures	(17)	(12)
Cash received from unconsolidated affiliates	17	9
Investment in unconsolidated affiliates	(21)	(12)
Net cash used in investing activities	(21)	(15)
Financing Activities:
Repayment of third-party debt	(1)	(1)
Dividends paid to noncontrolling interests	(1)	(1)
Other financing activities	(1)	0
Net cash used in financing activities	(3)	(2)
Effect of exchange rate changes on cash	0	(1)
Net change in cash and cash equivalents	(110)	(33)
Cash and cash equivalents at beginning of period	156	220
Cash and cash equivalents at end of period	46	187
Supplemental cash flow information:
Cash paid for interest excluding hedging activity	25	28
Cash paid for income taxes	1	0
Supplemental disclosure of noncash activities:
Capital expenditures included in accounts payable as of March 31, 2022 and 2021, respectively.	$ 22	$ 20